Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 2,194.0	$ 1,582.0	$ 1,020.0
Europe
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	921.0	636.0	221.0
North America
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	502.0	346.0	261.0
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	455.0	337.0	329.0
Central America
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	316.0	263.0	209.0
Tech and Games
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	999.0	617.0	321.0
Communications and Media
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	537.0	481.0	390.0
eCommerce and FinTech
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	259.0	171.0	108.0
Travel and Hospitality
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	62.0	54.0	40.0
Healthcare
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	47.0	36.0	43.0
Other
Disclosure of disaggregation of revenue from contracts with customers
Revenue from contracts with customers	$ 290.0	$ 223.0	$ 118.0